Contract Assets, Net (Details) - HKD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Contract Assets, Net [Abstract]
Provision for allowance for credit loss of contract assets	$ 110,000	$ 283,000